Common Stock and Additional Paid In Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		10 Months Ended		10 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 27, 2012 Follow-on offering completion [Member]	Oct. 19, 2012 Second follow-on offering completion [Member]	Dec. 31, 2011 Q4 2010 Dividends paid [Member]	Dec. 31, 2011 Q1 2011 Dividends paid [Member]	Dec. 31, 2011 Q2 2011 Dividends paid [Member]	Dec. 31, 2011 Q3 2011 Dividends paid [Member]	Dec. 31, 2012 Q4 2011 Dividends paid [Member]	Dec. 31, 2012 Q1 2012 Dividends paid [Member]	Dec. 31, 2012 Q2 2012 Dividends paid [Member]	Dec. 31, 2012 Q3 2012 Dividends paid [Member]
Common stock authorization date					July 14, 2010
Common stock shares authorized				2,000,000			1,000,000,000
Stock split date						August 27, 2010
Common Stock Issuance, shares				1,000,000	24,000,000	22,000,000		13,300,000	7,500,000	7,000,000
Dividend per share						$ 0.88
Common Stock Issuance, value			$ 2,400		$ 2,400
Total Common stock shares issued as at period end.					25,000,000			60,300,000	67,800,000	74,800,000
Common stock shares par value				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price								$ 12	$ 14.1	$ 14
Preferred Stock, Shares Authorized							100,000,000
Initial Public offering proceeds, net								145,543
Follow-on offering proceeds, net									100,584	93,547
Preferred stock shares designated as Series A Participating Preferred Stock							10,000,000
Preferred stock shares par value							$ 0.0001
Dividends paid	$ (73,089)	$ (61,506)	$ (10,000)								$ (15,075)	$ (15,075)	$ (15,075)	$ (16,281)	$ (16,281)	$ (18,306)	$ (18,306)	$ (20,196)
Dividends paid, per common share											$ 0.25	$ 0.25	$ 0.25	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27